CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash from operating activities:
Net loss	$ (4,419,122)	$ (4,418,459)	$ (31,226,731)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	21,283	24,661	197,382
Impairment of patent	0	0	537,631
Loss on sale of property and equipment	0	0	64,172
Imputed interest on stockholders loans	105,925	380,414	2,469,862
Issuance of common stock for consulting services	190,500	0	190,500
Equity-based compensation	151,053	0	151,053
Changes in assets and liabilities:
Accounts receivable	(9,081)	60,252	(29,029)
Prepaid expenses and other current assets	(17,736)	(57,043)	(146,382)
Accounts payable	(87,509)	53,977	703,421
Due to officers/stockholders	478,440	(225,870)	725,699
Income taxes payable	124	(308)	533
Total cash used in operating activities	(3,586,123)	(4,182,376)	(26,361,889)
Cash from investing activities:
Purchase of property and equipment	0	0	(181,760)
Proceeds from sales of property and equipment	0	0	16,860
Acquisition of patents	0	0	(746,576)
Total cash used in investing activities	0	0	(911,476)
Cash from financing activities:
Proceeds from sale of equity	3,237,318	2,735,000	16,895,787
Proceeds from equity of former variable interest entities	0	0	83,309
Proceeds from loans from stockholders	0	1,499,854	9,421,605
Proceeds from (payments of) other loans payable	234,612	(80,451)	454,161
Total cash provided by financing activities	3,471,930	4,154,403	26,854,862
Effect of exchange rate changes on cash and cash equivalents	(7,310)	134,871	439,373
Net (decrease) increase in cash	(121,503)	106,898	20,870
Cash, beginning of period	142,373	35,475	0
Cash, end of period	20,870	142,373	20,870
Supplemental disclosures:
Interest paid	1,309	28,449	70,005
Income taxes paid	0	0	32,673
Conversion of stockholders’ and other loans to equity	2,996,056	3,689,208	8,061,493
Conversion of other loans payable to stockholders’ loans	0	300,000	300,000
Conversion of stockholders' loans to equity of former variable interest entities	0	0	1,114,400
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital	105,925	380,414	2,469,862
Conversion of equity of former variable interest entities to equity of company	1,114,539	0	1,114,539
Conversion of preferred stock to common stock and additional paid-in capital	$ 28,654	$ 0	$ 28,654